Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Interest income:
Loans	$ 56,206	$ 33,165	$ 153,765	$ 83,151
Other	3,883	1,012	9,480	1,594
Interest income	60,089	34,177	163,245	84,745
Interest expense:
Deposits and other	33,725	12,727	85,100	26,435
Subordinated notes	1,435	1,388	4,333	4,121
Interest expense	35,160	14,115	89,433	30,556
Net interest income	24,929	20,062	73,812	54,189
Non-interest income	1,930	1,177	5,650	3,951
Total revenue	26,859	21,239	79,462	58,140
Provision for credit losses (note 5)	171	166	793	246
Revenue less provision for credit loss	26,688	21,073	78,669	57,894
Non-interest expenses:
Salaries and benefits	7,453	6,768	24,139	19,577
General and administrative	4,446	5,519	10,888	13,162
Premises and equipment	980	929	2,913	2,880
Noninterest expense	12,879	13,216	37,940	35,619
Income before income taxes	13,809	7,857	40,729	22,275
Income tax provision (note 10)	3,806	2,137	11,046	6,046
Net income	10,003	5,720	29,683	16,229
Other comprehensive income (loss):
Items that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	(42)	24	(47)	71
Comprehensive income	$ 9,961	$ 5,744	$ 29,636	$ 16,300
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.38	$ 0.20	$ 1.10	$ 0.56